Note 9 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost	$ 437,445	$ 388,269
Accumulated depreciation	299,379	261,700
Net	138,066	126,569
Land [Member]
Cost	1,281	1,941
Accumulated depreciation	0	0
Net	1,281	1,941
Building [Member]
Cost	4,723	6,168
Accumulated depreciation	3,018	4,144
Net	1,705	2,024
Vehicles [Member]
Cost	108,004	94,267
Accumulated depreciation	67,477	59,775
Net	40,527	34,492
Furniture and Fixtures [Member]
Cost	135,179	110,499
Accumulated depreciation	85,395	68,834
Net	49,784	41,665
Computer Equipment [Member]
Cost	139,613	128,061
Accumulated depreciation	109,173	99,427
Net	30,440	28,634
Leasehold Improvements [Member]
Cost	48,645	47,333
Accumulated depreciation	34,316	29,520
Net	$ 14,329	$ 17,813